RELATED PARTY TRANSACTIONS - Seatankers, Capesize Chartering, and United Freight Carriers Additional Information (Details) - Dry Bulk Carriers [Member] - Seatankers Management Co, Ltd [Member]	12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Number of vessels under commercial management | vessel	25	15
Commercial management fee revenue per day for managing vessels | $	$ 125	$ 125	$ 125